Related party transactions	12 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

30.Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it. All transactions are carried out in accordance with market parameters.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders’ Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed, except that such remunerations were expressly agreed by the Shareholders’ Meeting, for which purpose the matter must be included as one of the items on the agenda.

Some of the Group’s Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending on the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Group’s senior management are appointed and removed by the Board of Directors and perform functions in accordance with the instructions delivered by the Board itself.

The Company’s Senior Management is composed of as follows:

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The total remuneration paid to members of senior management for their functions consists of a fixed salary that takes account of the manager’s background capacity and experience, plus an annual bonus based on their individual performance and the Group’s results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 29.

The aggregate compensation to the Senior Management for the year ended June 30, 2026 amounts to ARS 544.

Corporate Service Agreement with Cresud

Considering that IRSA and Cresud have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services (“Framework Agreement”) was signed, between IRSA, Cresud and IRSA CP. On December 22, 2021, were held the shareholders’ meeting approving the merger by absorption of IRSA and IRSA CP, for which IRSA, in its capacity as absorbing company, is the successor of all the rights and obligations assumed by IRSA CP by the Framework Agreement. The last modification to the Framework Agreement was made on July 12, 2022.

Under this Framework Agreement, corporate services are currently provided for different areas including: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance and others.

Under this agreement, the companies entrusted an external consultant with the semi-annual review and evaluation of the criteria used in the process of apportionment of costs to be settled for corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, by performing a semi-annual review and issuing the related report.

It should be noted that the agreement allows Cresud and IRSA to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping Malls spaces leases

The offices of the Company's President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hajes S.A., a company controlled by some family members of Eduardo Sergio Elsztain, the Company's President, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of the Company's directors, and some of his family members.

Furthermore, the Group leases various spaces in shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as BHSA.

Donations granted to Fundación IRSA, Fundación Puerta 18 and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA’s Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by IRSA and Cresud.

Fundación Puerta 18 is a non-profit association established in 2016 by Fundación IRSA. It is a free space for artistic and technological creation aimed at young people between the ages of 13 and 24. Through a non-formal education approach, it fosters the development of skills, vocations, and talents among youth by leveraging the multiple resources offered by technology.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as a special vehicle for the development of “Museo de los Niños, Abasto” and “Museo de los Niños, Rosario”. On October 29, 1999, IRSA's shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,732 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Hotel services

The Group and its related parties sometimes rent from NFSA and Hoteles Argentinos S.A. hotel services and conference rooms for events.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

The Group and its related parties frequently enter into agreements with third parties whereby the Group sells/acquires rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests part of its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings generally accrue interest at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, IRSA has entered into agreements with BHSA, which provides collection services for its shopping malls.

The following is a summary presentation of the balances with related parties as of June 30, 2026 and 2025:

Item	06.30.2026	06.30.2025
Trade and other receivables	48,054	69,940
Investments in financial assets	23,483	10,994
Borrowings	(442)	(1,623)
Trade and other payables	(32,804)	(27,140)
Total	38,291	52,171

Related party	06.30.2026	06.30.2025	Description of transaction	Item
New Lipstick	360	390	Sale, leases and services receivables	Trade and other receivables
Comparaencasa Ltd.	551	3,486	Other investments	Investments in financial assets
	-	487	Loans granted	Trade and other receivables
Banco Hipotecario S.A.	63	69	Sale, leases and services receivables	Trade and other receivables
	2,466	24,975	Dividends receivable	Trade and other receivables
La Rural S.A.	3,108	2,517	Canon	Trade and other receivables
	(375)	(658)	Others	Trade and other payables
	51	7	Others	Trade and other receivables
	(8)	(1)	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures (1)	-	(1,143)	Loans obtained	Borrowings
	142	12	Management Fee	Trade and other receivables
	(89)	(80)	Others	Trade and other payables
	142	65	Others	Trade and other receivables
	1	1	Share based payments	Trade and other receivables
	-	21	Loans granted	Trade and other receivables
Total associates and joint ventures	6,412	30,148
Cresud	1,302	-	Sale, leases and services receivables	Trade and other receivables
	(9,157)	(4,233)	Corporate services payable	Trade and other payables
	4,940	4,333	Bonds	Investments in financial assets
	21	-	Advances	Trade and other receivables
	242	-	Long-term Incentive Plan	Trade and other receivables
	(3)	(4)	Share based payments	Trade and other payables
Total parent company	(2,655)	96
Futuros y Opciones.com S.A.	2	-	Sale, leases and services receivables	Trade and other receivables
Amauta Agro S.A.	4	4	Sale, leases and services receivables	Trade and other receivables
	-	(5)	Others	Trade and other payables
Helmir S.A.	(442)	(480)	Non-convertible notes	Borrowings
Total subsidiaries of parent company	(436)	(481)
Directors	(11,271)	(8,584)	Fees for services received	Trade and other payables
	22	7	Advances	Trade and other receivables
Galerias Pacifico	16	4	Others	Trade and other receivables
Sutton	7,713	8,173	Loans granted	Trade and other receivables
	(90)	(135)	Others	Trade and other payables
Rundel Global LTD	2,925	3,175	Other investments	Investments in financial assets
Yad Leviim LTD	32,135	33,038	Loans granted	Trade and other receivables
Golden Juniors Segregated Portfolio	15,067	-	Mutual funds	Investments in financial assets
Sociedad Rural Argentina S.A.	(8,986)	(13,000)	Others	Trade and other payables
Rodrigo Benzaquen	(2,739)	-	Others	Trade and other payables
Others	(81)	(132)	Leases and/or rights of use receivable	Trade and other payables
	176	122	Others	Trade and other receivables
	(5)	(41)	Others	Trade and other payables
	-	(267)	Dividends payable	Trade and other payables
	88	48	Reimbursement of expenses receivable	Trade and other receivables
Total directors and others	34,970	22,408
Total at the end of the year	38,291	52,171

(1)      Includes Avenida Compras S.A., Avenida Inc., BHN Vida S.A., Puerto Retiro S.A. and Nuevo Puerto Santa Fe S.A.

The following is a summary of the results with related parties for the years ended June 30, 2026, 2025 and 2024:

Related party	06.30.2026	06.30.2025	06.30.2024	Description of transaction
BHN Vida S.A	-	-	(45)	Leases and/or rights of use
BHN Seguros Generales S.A.	2	-	(16)	Leases and/or rights of use
Comparaencasa Ltd.	(3,595)	(85)	2,910	Financial operations
Other associates and joint ventures (1)	(200)	36	397	Financial operations
	(21)	(459)	100	Leases and/or rights of use
	(809)	-	-	Fees and remuneration
	800	636	514	Corporate services
Total associates and joint ventures	(3,823)	128	3,860
Cresud	849	829	147	Leases and/or rights of use
	(18,099)	(15,683)	(18,534)	Corporate services
	10,478	43	(288)	Financial operations
Total parent company	(6,772)	(14,811)	(18,675)
Helmir S.A.	(28)	(59)	(560)	Financial operations
Futuros y Opciones.com S.A.	(122)	(58)	-	Financial operations
Total subsidiaries of parent company	(150)	(117)	(560)
Directors	(24,430)	(24,442)	(24,945)	Fees and remunerations
Senior Management	(544)	(1,259)	(1,003)	Fees and remunerations
Rundel Global LTD	-	-	6,035	Financial operations
Yad Leviim LTD	1,870	1,842	1,744	Financial operations
Golden Juniors Segregated Portfolio	7,160	-	-	Financial operations
Sociedad Rural Argentina S.A.	2,375	2,266	7,269	Financial operations
Others	157	155	115	Corporate services
	(347)	(349)	(359)	Leases and/or rights of use
	(460)	(369)	(840)	Financial operations
	(1,416)	(940)	(660)	Donations
	(1,251)	(1,498)	(1,894)	Fees and remuneration
	(803)	(833)	(908)	Legal services
Total others	(17,689)	(25,427)	(15,446)
Total at the end of the year	(28,434)	(40,227)	(30,821)

(1)	It includes Avenida Inc., Banco Hipotecario S.A., Cyrsa S.A., BHN Sociedad de Inversión S.A., La Rural S.A. and Nuevo Puerto Santa Fe S.A.

The following is a summary of the transactions with related parties for the years ended June 30, 2026 and 2025:

Related party	06.30.2026	06.30.2025	Description of the operation
Puerto Retiro S.A.	-	(47)	Irrevocable contributions
Total irrevocable contributions	-	(47)
Cresud	(117,060)	(76,254)	Dividend distributed
Helmir S.A.	-	(4,308)	Dividend distributed
Total dividends distributed	(117,060)	(80,562)
Cyrsa S.A.	-	825	Dividends received
Banco Hipotecario S.A.	4,083	27,750	Dividends received
La Rural S.A.	6,290	6,624	Dividends received
Nuevo Puerto Santa Fe S.A.	3,000	517	Dividends received
Total dividends received	13,373	35,716